License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
License Agreements
License Agreements

13. License Agreements

On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company’s bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $0.3 million to Ipsen, which was expensed during 2005. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). In connection with the Ipsen Agreement, the Company recorded approximately $0.2 million, $24,000, $0.3 million, and $44,000 in research and developments costs in the three-month periods ended June 30, 2011 and 2010, and the six-month periods ended June 30, 2011 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Series A-1 in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase 3 study. The number of shares of Series A-1 to be issued to Ipsen was determined based upon the U.S. dollar exchange rate for the euro two business days prior to closing. On May 17, 2011, the Company issued 17,326 shares of Series A-1 to Ipsen to settle the obligation.  Accordingly, the Company recorded research and development expense of $1.4 million during the three- and six-month periods ended June 30, 2011. The expense represents the fair value of the Series A-1 shares of $81.42 per share.

11. License Agreements

        On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement) with SCRAS SAS, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company's bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $250 to Ipsen, which was expensed during 2005 as research and development costs. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

        If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The Ipsen Agreement was amended on September 12, 2007. In connection with the Ipsen Agreement, the Company recorded approximately $1,117 and $1,227 in research and developments costs in the years ended December 31, 2009 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

        On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Radius Series A-1 convertible preferred stock (Series A-1 Preferred Stock) in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase III study. The number of shares of Series A-1 Preferred Stock to be issued to Ipsen will be determined based upon the exchange rate for the euro two business days prior to closing, which is expected to occur on May 17, 2011. Assuming the exchange rate effective on May 17, 2011, the Company would issue 17 shares of Series A-1 Preferred Stock to Ipsen to settle the obligation. The number of shares could increase or decrease due to changes in the exchange rate upon closing. Radius agreed to pay interest in cash to Ipsen should the closing not occur within the defined timeframe for payment of the milestone.

        On June 29, 2006, the Company entered into a license agreement (the Eisai Agreement) with Eisai Co., Ltd. (Eisai) under which the Company was granted the exclusive license in all countries, except Japan, to use certain technology related to the compound known as RAD1901 (the Company's drug for the treatment of menopausal symptoms, as well as other women's health issues). The Company also was granted the right to sublicense with prior written approval from Eisai, but subject to a right of first negotiation held by Eisai if the Company seeks to grant sublicenses limited to particular Asian countries. In consideration for the license, the Company made an initial payment to Eisai of $500 upon signing of the Eisai Agreement, which was expensed as research and development costs at that time. The Eisai Agreement also provides for further payments to Eisai upon the achievement of certain development and regulatory milestones, as defined in the Eisai Agreement. Additionally, the Eisai Agreement provides for the payment of royalties on net sales of products covered by the licensed patents and technology. In January 2008, the Company paid $500 to Eisai upon the achievement of the first. milestone, acceptance of the Company's Investigational New Drug submission. The payment was expensed as research and development costs. No payments were made to Eisai in 2009, and $500 was expensed as research and development expense and paid to Eisai in March 2010 upon achievement of the second milestone.

        On August 17, 2007, the Company entered into an option agreement with Novartis International Pharmaceutical Ltd (Novartis). For a fee of $5,000, paid to the Company in August 2007, Novartis had the option of obtaining an exclusive sublicense to further develop and commercialize products comprising Radius' proprietary PTH related protein analog, BA058, and any back-up or derivative compounds, subject to the terms of the sublicense agreement for a fixed period of time as defined in the Option Agreement. The Option Agreement terminated at the earlier of the execution of a sublicense agreement between the two parties, or six months from the date Novartis received a Study Report, as defined in the Option Agreement, from the Company. The Company delivered the Study Report to Novartis in April 2009. In October of 2009, Novartis notified the Company that it would not be exercising its option to license the technology per the terms of the agreement. The Company recognized the $5,000 option fee as revenue ratably based on the estimated performance period.